Share-Based Compensation (Compensation Expense for all Employee and Director Share-based Compensation Plans) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	$ (163)	$ (37)
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	7	7
Performance share units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	80	3
Restricted share units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	65	30
Stock Appreciation Rights (SAR) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	0	(1)
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	$ 11	$ (2)